Employee future benefits - Undiscounted Defined Pensions Benefits to be Paid (Details) - Pension benefit plans $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	$ 15,976
2019
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	453
2020
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	458
2021
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	463
2022
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	468
2023
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	476
Thereafter
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	$ 13,658